INVESCO VALUE MUNICIPAL INCOME TRUST

AMENDMENT NO. 7

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”), DATED

OCTOBER 15, 2012, AS AMENDED

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Value Municipal Income Trust (the “Fund”) by Section 2.1 of the Fourth Amended and Restated Agreement and Declaration of Trust of the Fund, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to (1) extend the Term Redemption Date of the Series 2015/6-IIM VMTP Shares to December 1, 2027, (2) revise the definition of the term, “Ratings Spread” and (3) to make other such changes to the terms and preferences of the VMTP Shares as described herein, and has approved each such change;

WHEREAS, the changes to the Term Redemption Date, Ratings Spread, and other changes to the terms of the Series 2015/6-IIM VMTP Shares described below have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/6-IIM VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to extend the Term Redemption Date of the Series 2015/6-IIM VMTP Shares to December 1, 2027 and to approve the other changes to the terms of the Series 2015/6-IIM VMTP Shares as provided herein.

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means December 1, 2027 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

3. Effective as of June 1, 2024, the definition of “Ratings Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A+/A1, in which case it means the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Shares at the request of the Fund), Fitch (if Fitch is then rating the VMTP Shares at the request of the Fund) or an Other

Rating Agency (if an Other Rating Agency is then rating the VMTP Shares at the request of the Fund) in the table below on the Rate Determination Date for such Rate Period:

Fitch*	Percentage
AAA to AA-	1.23%
A+ to A-	1.73%
BBB+ to BBB-	3.08%
Non-investment grade or NR	4.13%

*	And/or the equivalent ratings of Moody’s and/or an Other Rating Agency then rating the VMTP Shares at the request of the Fund.

4. Effective June 1, 2024, the definition of “Redemption Premium” in the Statement of Preferences is deleted in its entirety and replaced with the following:

““Redemption Premium” means, with respect to any VMTP Share to be redeemed at the option of the Fund, an amount equal to:

(A)

1.00% if redeemed prior to June 1, 2025, except that such call premium will be 0.00% if the redemption is pursuant to and based upon a reasonable belief or expectation by the Adviser that the redemption will materially reduce the Fund’s common stock trading discount to net asset value; or

(B)	0.00% if redeemed on or after June 1, 2025.”

5. Section 12 of the Statement of Preferences is hereby amended by adding the following new section (c):

“(c) Exemption from Delaware Control Beneficial Interest Acquisition Provisions. All VMTP Shares Outstanding and the acquisition thereof by the Holder(s) or Beneficial Owner(s) thereof or any other Person(s), including any transfer and acquisition, will be exempt from Subchapter III of the Delaware Statutory Trust Act.”

6. Although no opinion has been provided to or requested by any party, the Fund and each Holder and Beneficial Owner of VMTP Shares shall not treat this Amendment as a realization event for federal income tax purposes.

7. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

8. Except as amended hereby, the Statement of Preferences remains in full force and effect.

9. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 1st day of June, 2024

INVESCO VALUE MUNICIPAL INCOME TRUST

By:	/s/ Alissa Clare
Name: Alissa Clare
Title: Assistant Secretary